John Hancock
High Yield Municipal Bond Fund
Quarterly portfolio holdings 2/28/2023

Fund’s investments
As of 2-28-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 98.8%				$150,685,516
(Cost $162,933,120)
Arizona 3.0%				4,504,731
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	5.250	07-01-53	685,000	641,634
Arizona Industrial Development Authority Jerome Facilities Project, Series B	4.000	07-01-51	920,000	760,678
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	500,000	396,552
Industrial Development Authority American Leadership Academy (A)	4.000	06-15-57	1,000,000	700,619
Maricopa County Industrial Development Authority Arizona Autism Charter School Project (A)	4.000	07-01-61	1,000,000	694,481
Maricopa County Industrial Development Authority Commercial Metals Company Project, AMT (A)	4.000	10-15-47	1,000,000	825,926
Maricopa County Unified School District No. 60 Higley Unified School District (B)	4.125	06-01-42	500,000	484,841
Arkansas 0.6%				920,840
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.750	09-01-49	1,000,000	920,840
California 11.1%				17,001,233
California Community College Financing Authority Napa Valley College Project, Series A (A)	5.750	07-01-60	1,045,000	997,199
California Community Housing Agency Stoneridge Apartments, Series A (A)	4.000	02-01-56	400,000	298,319
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-46	100,000	85,519
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-56	700,000	574,179
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-54	825,000	704,028
California School Finance Authority Lighthouse Community Public Schools (A)	6.500	06-01-62	1,000,000	1,018,325
California School Finance Authority Valley International Preparatory High School (A)	5.250	03-01-62	1,000,000	774,046
California Statewide Communities Development Authority Community Facilities District No. 2020-02	5.250	09-01-52	500,000	495,995
California Statewide Financing Authority Pooled Tobacco Securitization Program, Series C (A)(C)	9.393	06-01-55	8,000,000	423,792
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area #2 - Treasure Island, Series A (A)	4.000	09-01-42	1,000,000	886,770
City of Oroville Oroville Hospital	5.250	04-01-49	1,000,000	952,041
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	400,000	321,399
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (A)	4.000	10-01-56	500,000	374,642
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	1,000,000	667,342
CSCDA Community Improvement Authority Pasadena Portfolio, Series A-2 (A)	3.000	12-01-56	1,000,000	675,630
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (A)	4.000	07-01-56	400,000	307,768
Golden State Tobacco Securitization Corp. Series B-2 (C)	5.411	06-01-66	2,000,000	197,967
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	750,000	720,029
River Islands Public Financing Authority Community Facilities District No. 2016-1 (B)	4.500	09-01-47	1,000,000	1,012,339
2	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (D)	4.000	08-01-37	1,885,000	$1,942,504
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (D)	4.250	08-01-52	2,000,000	2,006,717
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	1,500,000	1,564,683
Colorado 4.1%				6,300,791
Aerotropolis Regional Transportation Authority Series 2021	4.375	12-01-52	1,000,000	740,507
Colorado Health Facilities Authority Commonspirit Health, Series A-2	4.000	08-01-49	1,000,000	865,881
Fiddlers Business Improvement District Greenwood Village, GO (A)	5.550	12-01-47	1,000,000	999,445
Gold Hill Mesa Metropolitan District No. 2 Series B, GO	7.000	12-15-39	1,000,000	959,086
Longs Peak Metropolitan District, GO (A)	5.250	12-01-51	1,000,000	832,914
Pueblo Urban Renewal Authority EVRAZ Project, Series A (A)	4.750	12-01-45	1,000,000	449,992
Rampart Range Metropolitan District District No. 5	4.000	12-01-51	1,500,000	1,032,315
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (C)	8.010	12-01-37	1,333,334	420,651
Connecticut 1.8%				2,688,130
Great Pond Improvement District Great Pond Phase Ii Project (A)	5.750	10-01-52	1,000,000	981,816
Steel Point Infrastructure Improvement District Steelpointe Harbor Project (A)	4.000	04-01-51	1,000,000	739,752
Town of Hamden Whitney Center Project	5.000	01-01-50	1,175,000	966,562
District of Columbia 2.2%				3,354,917
Metropolitan Washington DC Airports Authority Series C (B)	6.500	10-01-41	3,000,000	3,354,917
Florida 7.7%				11,710,208
Charlotte County Industrial Development Authority Town and Country Utilities Project, AMT (A)	4.000	10-01-41	700,000	564,869
Charlotte County Industrial Development Authority Town and Country Utilities Project, AMT (A)	5.000	10-01-49	800,000	750,623
City of Jacksonville Jacksonville University Project, Series B (A)	5.000	06-01-53	750,000	625,006
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-54	995,000	873,460
Escambia County Health Facilities Authority Baptist Health Care Corp., Series A	4.000	08-15-45	1,500,000	1,351,860
Florida Development Finance Corp River City Science Academy	5.000	07-01-57	680,000	647,971
Florida Development Finance Corp. 2017 Foundation for Global Understanding, Inc. Project, Series A (A)	4.000	07-01-51	250,000	189,167
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	1,000,000	756,599
Florida Higher Educational Facilities Financial Authority Jacksonville University (A)	5.000	06-01-48	750,000	640,074
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	1,000,000	883,359
Middleton Community Development District A Special Assessment Revenue	6.200	05-01-53	1,000,000	1,010,820
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-52	1,000,000	1,000,387
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	1,000,000	$919,650
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)	5.875	01-01-33	250,000	250,439
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	605,000	429,010
Village Community Development District CDD No. 12	4.250	05-01-43	920,000	816,914
Georgia 2.3%				3,478,730
Augusta Development Authority Health System, Inc. Project	5.000	07-01-26	500,000	489,294
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	1,090,000	1,023,075
Main Street Natural Gas, Inc. Series A	5.000	05-15-49	1,000,000	991,038
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project	5.000	01-01-48	1,000,000	975,323
Illinois 6.9%				10,491,717
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,053,625
Chicago Board of Education Series D, GO	5.000	12-01-46	500,000	474,653
Chicago Board of Education Series H, GO	5.000	12-01-46	1,250,000	1,196,271
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,048,940
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	1,250,000	1,105,359
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	500,000	489,637
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,000,000	879,624
Metropolitan Pier & Exposition Authority McCormick Place Expansion	4.000	12-15-42	1,500,000	1,289,102
State of Illinois, GO	4.000	06-01-33	750,000	741,539
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	1,000,000	863,685
Village of Lincolnwood District 1860 Development Project, Series A (A)	4.820	01-01-41	1,500,000	1,349,282
Indiana 1.1%				1,713,691
Indiana Finance Authority BHI Senior Living	5.000	11-15-38	1,000,000	961,000
Indiana Finance Authority Polyflow Industry Project, AMT (A)	7.000	03-01-39	1,000,000	752,691
Iowa 0.6%				867,861
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,000,000	867,861
Kansas 0.4%				673,111
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	765,000	673,111
Kentucky 0.4%				663,630
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	750,000	663,630
4	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Louisiana 1.5%				$2,299,600
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	1,000,000	986,021
Louisiana Public Facilities Authority Lincoln Preparatory School, Series A (A)	6.375	06-01-52	250,000	238,683
St. James Parish NuStar Logistics LP Project (A)	6.100	12-01-40	1,000,000	1,074,896
Maryland 2.4%				3,600,184
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	986,504
County of Prince George’s Collington Episcopal Life	5.250	04-01-47	330,000	277,309
Maryland Economic Development Corp. Morgan St. University Project, Series A	6.000	07-01-58	1,000,000	1,077,626
Maryland Economic Development Corp. Port Covington Project	3.250	09-01-30	100,000	90,962
Maryland Economic Development Corp. Port Covington Project	4.000	09-01-50	200,000	160,371
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-45	1,000,000	1,007,412
Massachusetts 1.0%				1,573,039
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-47	750,000	722,240
Massachusetts Development Finance Agency Orchard Cove, Inc.	5.000	10-01-49	895,000	850,799
Michigan 1.4%				2,158,025
Michigan Finance Authority Local Government Loan Program, Series F-1	4.500	10-01-29	500,000	500,965
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-41	1,000,000	838,912
Summit Academy North Michigan Public School Academy	4.000	11-01-41	1,000,000	818,148
Minnesota 0.6%				857,576
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,000,000	857,576
Missouri 1.2%				1,748,397
Health & Educational Facilities Authority Lutheran Senior Service Project, Series A	5.000	02-01-42	750,000	700,365
Lees Summit Industrial Development Authority John Knox Village, Series A	5.000	08-15-46	1,245,000	1,048,032
Montana 0.3%				481,268
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	600,000	481,268
Nevada 0.3%				469,840
City of Las Vegas Special Improvement District No. 816 Summerlin Village 22	3.125	06-01-46	705,000	469,840
New Hampshire 0.4%				623,378
New Hampshire Business Finance Authority Covanta Project, AMT (A)	4.875	11-01-42	500,000	439,725
New Hampshire Health & Education Facilities Authority Hillside Village, Series A (A)(E)	6.125	07-01-52	834,787	183,653
New Jersey 1.5%				2,234,453
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	750,000	734,382
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
New Jersey (continued)
New Jersey Economic Development Authority School Facilities Construction	4.000	06-15-49	1,000,000	$909,112
New Jersey Health Care Facilities Financing Authority St. Joseph’s Healthcare System	4.000	07-01-48	750,000	590,959
New Mexico 0.3%				412,339
Winrock Town Center Tax Increment Development District No. 1 (A)	4.250	05-01-40	500,000	412,339
New York 6.5%				9,931,177
Build NYC Resource Corp. Seton Education Partners Brilla Project (A)	4.000	11-01-41	250,000	201,542
Build NYC Resource Corp. Seton Education Partners Brilla Project (A)	4.000	11-01-51	750,000	554,043
Build NYC Resource Corp. Shefa School Project, Series A (A)	5.000	06-15-51	250,000	222,973
Erie Tobacco Asset Securitization Corp. Series A (A)(C)	7.995	06-01-60	15,000,000	819,266
Nassau County Tobacco Settlement Corp. Series D (C)	8.022	06-01-60	12,000,000	649,288
New York Counties Tobacco Trust IV Series F (C)	8.149	06-01-60	17,000,000	879,944
New York Liberty Development Corp. World Trade Center, Class 1-3 (A)	5.000	11-15-44	850,000	815,165
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	1,000,000	996,445
New York State Dormitory Authority Garnet Health Medical Center (A)	5.000	12-01-45	1,000,000	950,678
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	3.000	08-01-31	200,000	178,135
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	5.250	08-01-31	865,000	879,292
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	4.000	01-01-36	1,000,000	927,596
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	5.000	01-01-36	1,000,000	1,015,093
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	4.000	04-30-53	500,000	409,196
Niagara Area Development Corp. Covanta Project, Series A, AMT (A)	4.750	11-01-42	500,000	432,521
Ohio 5.5%				8,368,182
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,500,000	1,311,466
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	2,000,000	1,816,124
Northeast Ohio Medical University Series A	4.000	12-01-35	250,000	241,692
Northeast Ohio Medical University Series A	4.000	12-01-45	225,000	196,623
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series A	3.250	09-01-29	1,750,000	1,588,100
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B, AMT	2.500	11-01-42	1,000,000	873,049
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.250	01-15-38	500,000	479,198
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	500,000	464,614
Ohio Higher Educational Facility Commission Otterbein University 2022 Project	4.000	12-01-46	500,000	423,287
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	974,029
6	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Oklahoma 0.9%				$1,420,457
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.500	08-15-52	1,000,000	914,065
Tulsa Industrial Authority University of Tulsa	5.000	10-01-31	500,000	506,392
Oregon 1.0%				1,588,471
Hospital Facilities Authority of Multnomah County Mirabella South Waterfront	5.400	10-01-44	750,000	665,261
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-48	1,000,000	923,210
Pennsylvania 2.5%				3,740,243
Berks County Industrial Development Authority Tower Health Project	3.750	11-01-42	500,000	279,326
Bucks County Industrial Development Authority Grand View Hospital Project	4.000	07-01-46	350,000	269,090
Chester County Industrial Development Authority Collegium Charter School Project (A)	5.625	10-15-42	650,000	629,337
Lancaster County Hospital Authority Brethren Village Project	5.000	07-01-30	500,000	481,254
Lancaster County Hospital Authority Brethren Village Project	5.125	07-01-37	1,000,000	928,393
Philadelphia Authority for Industrial Development Discovery Charter School, Inc. Project (A)	5.000	04-15-42	625,000	563,304
Philadelphia Authority for Industrial Development Philadelphia Electrical & Technology Charter High School	4.000	06-01-51	800,000	589,539
Puerto Rico 4.2%				6,470,389
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO	0.010	11-01-43	1,456,772	626,412
Puerto Rico Commonwealth Series A, GO (C)	4.806	07-01-24	15,821	14,844
Puerto Rico Commonwealth Series A, GO (C)	5.540	07-01-33	60,892	34,590
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-33	47,316	42,294
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	906,531	791,798
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-37	36,503	31,120
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	49,630	40,848
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	51,615	40,930
Puerto Rico Commonwealth Series A-1, GO	5.375	07-01-25	52,697	53,470
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-27	52,220	53,883
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-29	51,373	53,517
Puerto Rico Commonwealth Series A-1, GO	5.750	07-01-31	49,898	52,418
Puerto Rico Electric Power Authority Series A (E)	7.000	07-01-43	1,250,000	900,000
Puerto Rico Electric Power Authority Series TT (E)	5.000	07-01-24	765,000	528,806
Puerto Rico Highway & Transportation Authority Teodoro Moscoso Bridge, Series A (C)	6.319	07-01-26	1,343,000	1,091,349
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (C)	4.937	07-01-31	1,000,000	665,249
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (C)	5.997	07-01-51	3,450,000	646,634
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	900,000	$802,227
South Carolina 1.0%				1,561,841
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes	5.000	04-01-48	1,000,000	846,014
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)	6.500	06-01-51	1,000,000	715,827
Tennessee 2.7%				4,121,492
Metropolitan Government Nashville & Davidson County Industrial Development Board South Nashville Central, Series A (A)	4.000	06-01-51	500,000	389,551
Tennessee Energy Acquisition Corp. Series C	5.000	02-01-25	3,720,000	3,731,941
Texas 9.1%				13,895,570
Arlington Higher Education Finance Corp. Magellan International School (A)	6.250	06-01-52	1,000,000	987,970
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-45	1,000,000	899,809
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC, AMT (A)	10.000	06-01-42	1,000,000	986,984
Brazoria County Industrial Development Corp. Gladieux Metals Recycling, AMT	7.000	03-01-39	1,000,000	922,457
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	1,000,000	858,785
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	6.625	07-15-38	1,000,000	1,000,054
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B-2, AMT	5.000	07-01-27	500,000	499,230
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	1,100,000	1,097,778
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	1,000,000	1,000,812
Love Field Airport Modernization Corp. General Airport Revenue, AMT (B)	4.000	11-01-39	1,000,000	948,102
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	500,000	385,233
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.500	01-01-57	1,000,000	732,648
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-2	6.500	01-01-31	1,000,000	895,281
Port Beaumont Navigation District Jefferson Gulf Coast Energy, AMT (A)	2.750	01-01-36	1,000,000	722,916
San Antonio Education Facilities Corp. Hallmark University Project, Series A	5.000	10-01-51	1,000,000	809,561
Texas Municipal Gas Acquisition & Supply Corp. Series D	6.250	12-15-26	1,100,000	1,147,950
Utah 2.0%				3,021,043
Military Installation Development Authority Series A-1	4.000	06-01-52	1,220,000	848,916
UIPA Crossroads Public Infrastructure District Utah Tax Differential Revenue (A)	4.375	06-01-52	1,000,000	835,139
Utah Charter School Finance Authority St. George Campus Project, Series A (A)	5.000	06-15-41	1,020,000	935,111
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-41	500,000	401,877
Vermont 0.7%				1,027,923
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	5.000	05-01-47	1,210,000	1,027,923
8	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Virgin Islands 0.3%				$517,184
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	500,000	517,184
Virginia 2.8%				4,277,091
James City County Economic Development Authority Windsormeade, Series A	4.000	06-01-47	660,000	468,053
Tobacco Settlement Financing Corp. Series D (C)	5.998	06-01-47	4,000,000	953,926
Virginia College Building Authority Regent University Project	4.000	06-01-46	250,000	205,566
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	07-01-39	1,080,000	979,055
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-48	2,000,000	1,670,491
Washington 0.4%				558,237
Washington State Convention Center Public Facilities District Series B	3.000	07-01-58	1,000,000	558,237
West Virginia 0.6%				924,849
City of South Charleston South Charleston Park Place (A)	4.250	06-01-42	1,185,000	924,849
Wisconsin 5.5%				8,433,678
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	1,000,000	802,571
Public Finance Authority Friends Homes, Inc. (A)	5.000	09-01-54	1,000,000	859,224
Public Finance Authority McLemore Hotel (A)	4.500	06-01-56	1,000,000	724,823
Public Finance Authority Roseman University of Health (A)	4.000	04-01-42	500,000	401,388
Public Finance Authority Roseman University of Health (A)	4.000	04-01-52	800,000	585,439
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	1,000,000	924,972
Public Finance Authority Sky Harbor Capital LLC, AMT	4.250	07-01-54	1,000,000	710,785
Public Finance Authority Southminster, Inc. (A)	5.000	10-01-53	1,150,000	929,809
Public Finance Authority University of Hawaii Foundation Project (A)	4.000	07-01-61	500,000	356,864
Public Finance Authority University of Hawaii Foundation Project (A)	5.250	07-01-61	250,000	189,585
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	1,500,000	1,207,021
Public Finance Authority WFCS Portfolio Project (A)	5.000	01-01-56	200,000	149,413

Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-51	850,000	591,784
Corporate bonds 1.8%				$2,709,301
(Cost $3,348,756)
Health care 0.5%				708,527
Health care providers and services 0.5%
Tower Health	4.451	02-01-50	1,566,000	708,527
Industrials 1.3%				2,000,774
Construction and engineering 1.3%
LBJ Infrastructure Group LLC (A)	3.797	12-31-57	3,000,000	2,000,774

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	9

	Yield (%)	Shares	Value
Short-term investments 0.4%			$655,019
(Cost $655,025)
Short-term funds 0.4%
John Hancock Collateral Trust (F)	4.5832(G)	65,531	655,019
Total investments (Cost $166,936,901) 101.0%			$154,049,836
Other assets and liabilities, net (1.0%)			(1,491,793)
Total net assets 100.0%			$152,558,043

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $48,815,812 or 32.0% of the fund’s net assets as of 2-28-23.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Security represents the municipal bond held by a trust that issues residual inverse floating rate interests.
(E)	Non-income producing - Issuer is in default.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 2-28-23.

Insurance coverage	As a % of total investments
Assured Guaranty Corp.	2.2
Assured Guaranty Municipal Corp.	1.6
TOTAL	3.8
The fund had the following sector composition as a percentage of total investments on 2-28-23:
General obligation bonds	8.8%
Revenue bonds	89.0%
Health care	21.7%
Development	18.3%
Education	15.2%
Other revenue	13.5%
Transportation	4.6%
Tobacco	4.6%
Housing	3.2%
Facilities	2.2%
Utilities	2.0%
Airport	1.4%
Pollution	1.4%
Water and sewer	0.9%
Corporate bonds	1.8%
Short-term investments	0.4%
TOTAL	100.0%
10	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$150,685,516	—	$150,685,516	—
Corporate bonds	2,709,301	—	2,709,301	—
Short-term investments	655,019	$655,019	—	—
Total investments in securities	$154,049,836	$655,019	$153,394,817	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	65,531	$2,327,098	$46,585,002	$(48,256,690)	$(312)	$(79)	$50,497	—	$655,019
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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